Intangible Assets - Changes in Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in mortgage servicing rights
Balance at beginning of period	$ 2,482
Changes in fair value:
Balance at end of period	2,445	$ 2,482
Mortgage servicing rights (MSRs)
Changes in mortgage servicing rights
Balance at beginning of period	2,482	2,931	$ 2,713
Originated mortgage servicing rights	866	290	245
Changes in fair value:
Due to changes in model inputs and assumptions	(422)	(434)	286
Other changes in fair value	(481)	(305)	(313)
Total changes in fair value	(903)	(739)	(27)
Balance at end of period	$ 2,445	$ 2,482	$ 2,931